                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-4743

                   (Investment Company Act File Number)

                    Federated Equity Income Fund, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

           Date of Reporting Period: Fiscal year ended 11/30/03

Item 1.     Reports to Stockholders

[Logo of Federated Investors]

Federated Equity Income Fund, Inc.

Established 1986

18TH ANNUAL SHAREHOLDER REPORT

November 30, 2003

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended March 31,
	11/30/2003 [1]	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.21	$16.66	$16.96	$23.69	$19.49	$19.14
Income From Investment Operations:
Net investment income	0.23	0.27	0.25	0.34	0.27	0.31
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	2.81	(4.48)	(0.26)	(6.26)	4.20	1.54

TOTAL FROM INVESTMENT OPERATIONS	3.04	(4.21)	(0.01)	(5.92)	4.47	1.85

Less Distributions:
Distributions from net investment income	(0.20)	(0.24)	(0.29)	(0.34)	(0.27)	(0.30)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--	--	(0.47)	(0.00)[2]	(1.20)

TOTAL DISTRIBUTIONS	(0.20)	(0.24)	(0.29)	(0.81)	(0.27)	(1.50)

Net Asset Value, End of Period	$15.05	$12.21	$16.66	$16.96	$23.69	$19.49

Total Return[3]	24.99%[4]	(25.36)%	(0.07)%	(25.58)%	23.14%	10.18%

Ratios to Average Net Assets:

Expenses	1.18%[5,6]	1.17%[6]	1.10%	1.07%	1.10%	1.11%

Net investment income	2.35%[5]	1.93%	1.49%	1.65%	1.28%	1.66%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.00%[8]	0.00%[8]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$616,835	$549,359	$923,647	$1,077,582	$1,187,734	$932,544

Portfolio turnover	44%	123%	86%	85%	58%	69%

1 The Fund has changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.16% and 1.15% for the period ended November 30, 2003 and for the year ended March 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended [1]	Year Ended March 31,
	11/30/2003	2003		2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.21	$16.65		$16.96	$23.68	$19.49	$19.15
Income From Investment Operations:
Net investment income	0.16	0.17		0.12	0.18	0.12	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	2.80	(4.47)		(0.27)	(6.25)	4.19	1.54

TOTAL FROM INVESTMENT OPERATIONS	2.96	(4.30)		(0.15)	(6.07)	4.31	1.71

Less Distributions:
Distributions from net investment income	(0.13)	(0.14)		(0.16)	(0.18)	(0.12)	(0.17)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--		--	(0.47)	(0.00)[2]	(1.20)

TOTAL DISTRIBUTIONS	(0.13)	(0.14)		(0.16)	(0.65)	(0.12)	(1.37)

Net Asset Value, End of Period	$15.04	$12.21		$16.65	$16.96	$23.68	$19.49

Total Return[3]	24.29%[4]	(25.89)%		(0.88)%	(26.11)%	22.18%	9.32%

Ratios to Average Net Assets:

Expenses	1.93%[5,6]	1.92	%6	1.85%	1.82%	1.85%	1.86%

Net investment income	1.60%[5]	1.16%		0.74%	0.89%	0.53%	0.91%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]		0.00%[8]	0.00%[8]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$603,043	$551,204		$1,021,453	$1,225,097	$1,537,957	$1,262,258

Portfolio turnover	44%	123%		86%	85%	58%	69%

1 The Fund has changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.91% and 1.90% for the period ended November 30, 2003 and the year ended March 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended March 31,
	11/30/2003 [1]	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.21	$16.66	$16.96	$23.69	$19.50	$19.15
Income From Investment Operations:
Net investment income	0.16	0.17	0.12	0.18	0.12	0.17
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	2.81	(4.48)	(0.26)	(6.26)	4.19	1.54

TOTAL FROM INVESTMENT OPERATIONS	2.97	(4.31)	(0.14)	(6.08)	4.31	1.71

Less Distributions:
Distributions from net investment income	(0.13)	(0.14)	(0.16)	(0.18)	(0.12)	(0.16)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--	--	(0.47)	(0.00)[2]	(1.20)

TOTAL DISTRIBUTIONS	(0.13)	(0.14)	(0.16)	(0.65)	(0.12)	(1.36)

Net Asset Value, End of Period	$15.05	$12.21	$16.66	$16.96	$23.69	$19.50

Total Return[3]	24.37%[4]	(25.94)%	(0.83)%	(26.14)%	22.17%	9.37%

Ratios to Average Net Assets:

Expenses	1.93%[5,6]	1.92%[6]	1.85%	1.82%	1.85%	1.86%

Net investment income	1.60%[5]	1.16%	0.74%	0.90%	0.53%	0.91%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.00%[8]	0.00%[8]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$92,145	$85,242	$160,217	$213,472	$249,004	$196,583

Portfolio turnover	44%	123%	86%	85%	58%	69%

1 The Fund has changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.91% and 1.90% for the period ended November 30, 2003 and for the year ended March 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended March 31,
	11/30/2003 [1]	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period:	$12.22	$16.67	$16.97	$23.70	$19.50	$19.15
Income From Investment Operations:
Net investment income	0.20	0.24	0.21	0.29	0.22	0.27
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	2.81	(4.48)	(0.27)	(6.27)	4.20	1.54

TOTAL FROM INVESTMENT OPERATIONS	3.01	(4.24)	(0.06)	(5.98)	4.42	1.81

Less Distributions:
Distributions from net investment income	(0.17)	(0.21)	(0.24)	(0.28)	(0.22)	(0.26)
Distributions from net realized gain on investments, futures contracts, options and foreign currency transactions	--	--	--	(0.47)	(0.00)[2]	(1.20)

TOTAL DISTRIBUTIONS	(0.17)	(0.21)	(0.24)	(0.75)	(0.22)	(1.46)

Net Asset Value, End of Period	$15.06	$12.22	$16.67	$16.97	$23.70	$19.50

Total Return[3]	24.75%[4]	(25.54)%	(0.32)%	(25.76)%	22.82%	9.90%

Ratios to Average Net Assets:

Expenses	1.43%[5,6]	1.42%[6]	1.35%	1.32%	1.35%	1.36%

Net investment income	2.10%[5]	1.66%	1.24%	1.39%	1.03%	1.41%

Expense waiver/reimbursement[7]	0.00%[5,8]	0.00%[8]	0.00%[8]	0.00%[8]	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$49,192	$43,366	$81,067	$103,323	$147,313	$127,676

Portfolio turnover	44%	123%	86%	85%	58%	69%

1 The Fund has changed its fiscal year end from March 31 to November 30.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 During the period, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. (Note 7)

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.41% and 1.40% for the period ended November 30, 2003 and for the year ended March 31, 2003, respectively, after taking into account these expense reductions.

7 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

This report covers Federated Equity Income Fund, Inc.'s fiscal year performance period from April 1, 2003, through November 30, 2003. During this period, the fund produced total returns of 24.99% for Class A Shares, 24.29% for Class B Shares, 24.37% for Class C Shares and 24.75% for Class F Shares based on net asset value (NAV).1 In addition, the fund's NAV increased from $12.21 to $15.05 for Class A Shares, $12.21 to $15.04 for Class B Shares, $12.21 to $15.05 for Class C Shares and $12.22 to $15.06 for Class F Shares.

Although delivering strong performance, the fund's 24.99% return for the eight-month reporting period trailed slightly its broad-based market index (Russell 1000® Value Index2 ) and its blended benchmark index 90% Russell 1000® Value Index/10% Merrill Lynch 91 Day Treasury Bill Index (90% RUS1V/10% ML91DTB)3 with returns of 28.74% and 25.94%, respectively. The best performing areas were by high expectation stocks in the Information Technology, Materials, and Consumer Discretionary sectors. Sears, Roebuck & Co., McDonald's Corp., and Alcoa, Inc. were examples of Consumer Discretionary and Materials stocks that outperformed the general markets during the fund's reporting period.

The worst performing sectors were high-quality, defensive areas like Healthcare, Telecommunication Services, and Energy. Stocks like Merck & Co. in Healthcare and SBC Communications, Inc. and Verizon Communications, Inc. in the Telecommunication Services sectors were significant underperformers for the fund.

1 Performance quoted is based on net asset value, reflects past performance, and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, Class B, Class C and Class F Shares were 18.12%, 18.79%, 22.17% and 22.55%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with the lowest price-to-book ratios and lower forecasted growth values.

3 The 90% RUS1V/10% ML91DTB is a blended index which is comprised of the RUS1V and the ML91DTB. The ML91DTB is an index tracking short-term government securities.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Equity Income Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1993 to November 30, 20032 compared to the Russell 1000® Value Index (RUS1V)3 and the 90% Russell 1000® Value Index/10% Merrill Lynch 91 Day Treasury Bill Index (90% RUS1V/10% ML91DTB).3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	4.91%
5 Years	(2.99)%
10 Years	6.67%
Start of Performance (12/30/1986)	8.79%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550) that was in effect prior to October 1, 1994. As of October 1, 1994, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V and the 90% RUS1V/10% ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The Fund has changed its fiscal year end from March 31 to November 30.

3 The RUS1V and the 90% RUS1V/10% ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Equity Income Fund, Inc. (Class B Shares) (the "Fund") from September 27, 1994 (start of performance) to November 30, 20032 compared to the Russell 1000® Value Index (RUS1V)3 and the 90% Russell 1000®
 Value Index/10% Merrill Lynch 91 Day Treasury Bill Index (90% RUS1V/10% ML91DTB).3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	4.71%
5 Years	(3.01)%
Start of Performance (9/27/1994)	7.19%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V and the 90% RUS1V/10% ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The Fund has changed its fiscal year end from March 31 to November 30.

3 The RUS1V and the 90% RUS1V/10% ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 Russell 1000 90% Russell 1000® Value Index/10% Merrill Lynch 91 Day Treasury Bill Index (90% RUS1V/10% ML91DTB).3

Average Annual Total Returns[4] for the Period Ended 11/30/2003
1 Year	8.11%
5 Years	(2.84)%
10 Years	6.36%
Start of Performance (5/3/1993)	6.89%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V and the 90% RUS1V/10% ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The Fund has changed its fiscal year end from March 31 to November 30.

3 The RUS1V and the 90% RUS1V/10% ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Equity Income Fund, Inc. (Class F Shares) (the "Fund") from November 12, 1993 (start of performance) to November 30, 20032 compared to the Russell 1000® Value Index (RUS1V)3 and the 90% Russell 1000® Value Index/10% Merrill Lynch 91 Day Treasury Bill Index (90% RUS1V/10% ML91DTB).3

Average Annual Total Returns[4] for the Year Period 11/30/2003
1 Year	8.66%
5 Years	(2.33)%
10 Years	6.90%
Start of Performance (11/12/1993)	6.72%

GROWTH OF $10,000 AS OF NOVEMBER 30, 2003

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RUS1V and the 90% RUS1V/10% ML91DTB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The Fund has changed its fiscal year end from March 31 to November 30.

3 The RUS1V and the 90% RUS1V/10% ML91DTB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in indexes.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

November 30, 2003

Shares			Value
		COMMON STOCKS--89.2%
		Consumer Discretionary--6.2%
385,000		Delphi Auto Systems Corp.	$3,380,300
276,800		Leggett and Platt, Inc.	5,630,112
1,386,100		Limited, Inc.	24,838,912
371,000		May Department Stores Co.	11,000,150
261,400		Maytag Corp.	6,911,416
141,800		McDonald's Corp.	3,634,334
691,500		Pearson PLC, ADR	7,834,695
130,700		Reuters Holdings PLC, ADR	3,369,446
257,500		Sears, Roebuck & Co.	14,203,700
124,700		Stanley Works	4,078,937

		TOTAL	84,882,002

		Consumer Staples--8.4%
145,400		Albertson's, Inc.	3,094,112
251,700		Altria Group, Inc.	13,088,400
70,100		Anheuser-Busch Cos., Inc.	3,632,582
581,400		Archer-Daniels-Midland Co.	8,308,206
156,000		Cadbury Schweppes PLC, ADR	4,066,920
80,100		Clorox Co.	3,758,292
324,300		Coca-Cola Co.	15,079,950
66,300		Colgate-Palmolive Co.	3,480,750
305,000		ConAgra, Inc.	7,472,500
172,700		Dial Corp.	4,469,476
335,800		Kimberly-Clark Corp.	18,207,076
340,200		Kraft Foods, Inc., Class A	10,774,134
131,800		Nestle SA, ADR	7,659,346
353,200		Sara Lee Corp.	7,258,260
64,100		Unilever N.V., ADR	3,852,410

		TOTAL	114,202,414

		Energy--10.1%
125,000		Baker Hughes, Inc.	3,607,500
714,700		BP Amoco PLC, ADR	30,510,543
305,900		ChevronTexaco Corp.	22,973,090
183,000		ENI SpA, ADR	15,613,560
1,297,500		ExxonMobil Corp.	46,930,575
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
344,700		Halliburton Co.	$8,048,745
153,500		Kerr-McGee Corp.	6,445,465
74,000		Schlumberger Ltd.	3,472,080

		TOTAL	137,601,558

		Financials--30.5%
508,443		Ace Ltd.	18,532,747
276,300		Allstate Corp.	11,156,994
130,500		American International Group, Inc.	7,562,475
644,000		Amvescap PLC, ADR	9,170,560
97,100		BB&T Corp.	3,821,856
226,600		Bank of America Corp.	17,092,438
559,300		Bank of New York Co., Inc.	17,159,324
225,800		Barclays Bank PLC, ADR	8,038,480
1,229,400		Citigroup, Inc.	57,830,976
371,000		Comerica, Inc.	19,347,650
175,700		Fifth Third Bancorp	10,213,441
860,300		FleetBoston Financial Corp.	34,928,180
863,600		J.P. Morgan Chase & Co.	30,536,896
167,200		Jefferson-Pilot Corp.	8,114,216
337,800		Lincoln National Corp.	13,245,138
121,500		Lloyds TSB Group PLC, ADR	3,485,835
586,900		MBNA Corp.	14,390,788
282,000		Morgan Stanley	15,588,960
259,300		National Commerce Financial Corp.	7,255,214
356,100		Nationwide Financial Services, Inc., Class A	11,623,104
210,000		Protective Life Corp.	6,898,500
337,800		Sun Life Financial Services of Canada	8,350,416
422,000		Travelers Property Casualty Corp., Class B	6,583,200
258,500		Trizec Properties, Inc.	3,600,905
1,129,900		U.S. Bancorp	31,309,529
539,400		Wells Fargo & Co.	30,923,802
120,600		Willis Group Holdings Ltd.	3,985,830
74,300		Zions Bancorp	4,582,081

		TOTAL	415,329,535

		Healthcare--6.7%
234,900		Abbott Laboratories	10,382,580
545,000		Bristol-Myers Squibb Co.	14,360,750
159,500		CIGNA Corp.	8,557,175
Shares			Value
		COMMON STOCKS--continued
		Healthcare--continued
72,700		GlaxoSmithKline PLC, ADR	$3,335,476
142,800		Johnson & Johnson	7,038,612
440,600		Merck & Co., Inc.	17,888,360
884,300		Pfizer, Inc.	29,668,265

		TOTAL	91,231,218

		Industrials--7.4%
63,200		Avery Dennison Corp.	3,481,056
114,100		Boeing Co.	4,380,299
237,800		Burlington Northern Santa Fe	7,079,306
173,500		Donnelley (R.R.) & Sons Co.	4,868,410
129,700		Dover Corp.	4,979,183
63,300		Emerson Electric Co.	3,863,832
570,300		General Electric Co.	16,350,501
514,700		Honeywell International, Inc.	15,281,443
145,800		Lockheed Martin Corp.	6,698,052
84,200		Pitney Bowes, Inc.	3,346,950
345,900		Quebecor World, Inc.	5,873,382
328,900		Raytheon Co.	9,113,819
273,700		ServiceMaster Co.	3,065,440
86,100		Textron, Inc.	4,291,224
359,800		TPG NV, ADR	7,822,052

		TOTAL	100,494,949

		Information Technology--2.4%
976,000		Hewlett-Packard Co.	21,169,440
649,600		Nokia Oyj, Class A, ADR	11,679,808

		TOTAL	32,849,248

		Materials--4.7%
216,300		Akzo Nobel NV, ADR	7,455,861
145,300		Alcoa, Inc.	4,767,293
140,192		Cemex S.A. de C.V., ADR	3,542,652
676,600		DuPont (E.I.) de Nemours & Co.	28,051,836
95,500		Eastman Chemical Co.	3,406,485
170,800		Monsanto Co.	4,632,096
76,300		Nucor Corp.	4,281,193
111,200		Peabody Energy Corp.	3,747,440
273,000		Stora Enso Oyj, ADR	3,636,360

		TOTAL	63,521,216

Shares			Value
		COMMON STOCKS--continued
		Telecommunication Services--7.4%
72,500		Alltel Corp.	$3,292,225
159,600		AT&T Corp.	3,164,868
646,900		BellSouth Corp.	16,838,807
900		Portugal Telecom SGPS SA, ADR	8,496
1,033,200		SBC Communications, Inc.	24,052,896
507,600		Sprint Corp.	7,608,924
213,000		TDC A/S, ADR	3,565,620
216,900		Telefonos de Mexico, Class L, ADR	7,177,221
403,600		Telstra Corp. Ltd., ADR	7,256,728
835,200		Verizon Communications, Inc.	27,369,504

		TOTAL	100,335,289

		Utilities--5.4%
135,500		E.On AG, ADR	7,651,685
169,400		Exelon Corp.	10,472,308
155,700		National Fuel Gas Co.	3,596,670
219,900		National Grid Group PLC, ADR	7,516,182
97,800		NICOR, Inc.	3,204,906
327,927		NiSource, Inc.	6,804,485
223,900		Northeast Utilities Co.	4,466,805
195,600		Pinnacle West Capital Corp.	7,700,772
366,600		RWE AG, ADR	11,790,369
630,500		Suez SA, ADR	10,895,040

		TOTAL	74,099,222

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,065,066,375)	1,214,546,651

		PREFERRED STOCKS--7.2%
		Consumer Discretionary--0.9%
415,000		General Motors Corp., Conv. Pfd., (Series C), $1.68, Annual Dividend	11,673,950

		Financials--1.3%
191,000		Chubb Corp., PRIDES, $1.75, Annual Dividend	5,252,500
65,700		Hartford Financial Services Group, Inc., PRIDES, (Series D), $3.50, Annual Dividend	3,754,755
133,200		Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	8,025,300

		TOTAL	17,032,555

		Information Technology--1.2%
608,700		Electronic Data Systems Corp., PRIDES, (Series I), $3.81, Annual Dividend	12,435,741
97,400		Motorola, Inc., Conv. Pfd., $3.50, Annual Dividend	4,198,914

		TOTAL	16,634,655

Shares			Value
		PREFERRED STOCKS--continued
		Materials--1.7%
216,600		Boise Cascade Corp., Conv. Pfd., $3.75, Annual Dividend	$10,310,160
125,200		International Paper Co., Cumulative Conv. Pfd., $2.63, Annual Dividend	6,183,879
131,000		Temple-Inland, Inc., DECS, $3.75, Annual Dividend	7,113,300

		TOTAL	23,607,339

		Telecommunication Services--0.5%
134,300		Alltel Corp., DECS, $3.88, Annual Dividend	6,510,864

		Utilities--1.6%
214,000	[1]	American Electric Power Co., Inc., DECS, $4.63, Annual Dividend	9,009,400
197,700		CenterPoint Energy, Inc., Conv. Pfd., $1.17, Annual Dividend	6,031,036
121,800		Public Service Enterprises Group, Inc., PRIDES, $5.13, Annual Dividend	7,064,400

		TOTAL	22,104,836

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $84,469,381)	97,564,199

		MUTUAL FUNDS--4.2%[2]
50,032,813		Prime Value Obligations Fund, IS Shares	50,032,813
7,551,800		Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	7,551,800

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	57,584,613

		TOTAL INVESTMENTS--100.6% (IDENTIFIED COST $1,207,120,369)[3]	1,369,695,463

		OTHER ASSETS AND LIABILITIES--NET--(0.6)%	(8,470,921)

		TOTAL NET ASSETS--100%	$1,361,224,542

1 Certain principal amounts are temporarily on loan to unaffiliated brokers/dealers.

2 Affiliated company.

3 The cost of investments for federal tax purposes amounts to $1,209,998,887.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
DECS	--Dividend Enhanced Convertible Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Total investments in securities, at value including $57,584,613 of investments in affiliated issuers (Note 5) and $7,389,980 of securities loaned (identified cost $1,207,120,369)		$1,369,695,463
Income receivable		3,159,679
Receivable for shares sold		722,265
Receivable for voluntary contribution from Adviser		9,304

TOTAL ASSETS		1,373,586,711

Liabilities:
Payable for shares redeemed	$3,512,018
Payable on collateral due to brokers	7,551,800
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	366,411
Payable for Directors'/Trustees fees	479
Payable for portfolio accounting fees (Note 5)	15,098
Payable for distribution services fee (Note 5)	448,655
Payable for shareholder services fee (Note 5)	285,853
Accrued expenses	181,855

TOTAL LIABILITIES		12,362,169

Net assets for 90,463,992 shares outstanding		$1,361,224,542

Net Assets Consist of:
Paid in capital		$1,669,918,162
Net unrealized appreciation of investments, futures contracts, options and translation of assets and liabilities in foreign currency		162,575,571
Accumulated net realized loss on investments, futures contracts, options and foreign currency transactions		(476,045,366)
Undistributed net investment income		4,776,175

TOTAL NET ASSETS		$1,361,224,542

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($616,839,652 ÷ 40,987,997 shares outstanding)		$15.05

Offering price per share (100/94.50 of $15.05)1		$15.93

Redemption proceeds per share		$15.05

Class B Shares:
Net asset value per share ($603,046,728 ÷ 40,088,423 shares outstanding)		$15.04

Offering price per share		$15.04

Redemption proceeds per share (94.50/100 of $15.04)[1]		$14.21

Class C Shares:
Net asset value per share ($92,146,075 ÷ 6,122,072 shares outstanding)		$15.05

Offering price per share ($100/99.00 of $15.05)[1]		$15.20

Redemption proceeds per share (99.00/100 of $15.05)[1]		$14.90

Class F Shares:
Net asset value per share ($49,192,087 ÷ 3,265,500 shares outstanding)		$15.06

Offering price per share (100/99.00 of $15.06)[1]		$15.21

Redemption proceeds per share (99.00/100 of $15.06)[1]		$14.91

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended November 30, 20031

Investment Income:
Dividends (including $855,730 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $399,763)			$31,537,401
Interest (including income on securities loaned of $57,467)			182,763

TOTAL INCOME			31,720,164

Expenses:
Investment adviser fee (Note 5)		$5,421,970
Administrative personnel and services fee (Note 5)		684,826
Custodian fees		42,331
Transfer and dividend disbursing agent fees and expenses (Note 5)		1,824,504
Directors'/Trustees' fees		11,304
Auditing fees		11,382
Legal fees		5,603
Portfolio accounting fees (Note 5)		123,907
Distribution services fee--Class B Shares (Note 5)		3,022,377
Distribution services fee--Class C Shares (Note 5)		463,928
Distribution services fee--Class F Shares (Note 5)		80,894
Shareholder services fee--Class A Shares (Note 5)		1,016,158
Shareholder services fee--Class B Shares (Note 5)		1,007,459
Shareholder services fee--Class C Shares (Note 5)		154,643
Shareholder services fee--Class F Shares (Note 5)		80,894
Share registration costs		59,484
Printing and postage		161,184
Insurance premiums		2,065
Taxes		88,547
Miscellaneous		13,276

TOTAL EXPENSES		14,276,736

Waiver, Reimbursements and Expense Reduction:
Waiver of administrative personnel and services fee (Note 5)	$(4,151)
Reimbursement of investment adviser fee (Note 5)	(9,190)
Fees paid indirectly from directed broker agreements (Note 5)	(218,663)
Reimbursement of other operating expenses	(16,617)

TOTAL WAIVER, REIMBURSEMENTS AND EXPENSE REDUCTION		(248,621)

Net expenses			14,028,115

Net investment income			17,692,049

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			59,365,474
Net increase due to reimbursements from Adviser for certain losses on investments (Note 7)			9,304
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			214,736,082

Net realized and unrealized gain on investments, futures contracts, options and foreign currency transactions			274,110,860

Change in net assets resulting from operations			$291,802,909

1 The Fund has changed its fiscal year end from March 31 to November 30.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2003

Investment Income:
Dividends (including $899,608 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $185,320)			$42,441,106
Interest (including income on securities loaned of $124,172)			5,825,562

TOTAL INCOME			48,266,668

Expenses:
Investment adviser fee (Note 5)		$9,436,045
Administrative personnel and services fee (Note 5)		1,182,651
Custodian fees		74,957
Transfer and dividend disbursing agent fees and expenses (Note 5)		2,948,286
Directors'/Trustees' fees		21,201
Auditing fees		16,083
Legal fees		1,573
Portfolio accounting fees (Note 5)		199,732
Distribution services fee--Class B Shares (Note 5)		5,411,236
Distribution services fee--Class C Shares (Note 5)		837,455
Distribution services fee--Class F Shares (Note 5)		143,634
Shareholder services fee--Class A Shares (Note 5)		1,705,155
Shareholder services fee--Class B Shares (Note 5)		1,803,745
Shareholder services fee--Class C Shares (Note 5)		279,152
Shareholder services fee--Class F Shares (Note 5)		143,634
Share registration costs		40,939
Printing and postage		300,627
Insurance premiums		2,645
Taxes		237,913
Miscellaneous		14,847

TOTAL EXPENSES		24,801,510

Waiver and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(11,773)
Fees paid indirectly from directed broker agreements	(315,208)

TOTAL REIMBURSEMENT AND EXPENSE REDUCTION		(326,981)

Net expenses			24,474,529

Net investment income			23,792,139

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Option Contracts:
Net realized loss on investments and options			(216,576,562)
Net realized gain on futures contracts			1,178,909
Net change in unrealized appreciation of investments, futures contracts and options			(330,025,697)

Net realized and unrealized loss on investments, futures contracts and options			(545,423,350)

Change in net assets resulting from operations			$(521,631,211)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended [1]	Year Ended March 31,
	11/30/2003	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,692,049	$23,792,139	$25,783,184
Net realized gain (loss) on investments, futures contracts, options and foreign currency transactions	59,365,474	(215,397,653)	(180,480,614)
Net increase due to reimbursements from Adviser for certain losses on investments (Note 7)	9,304	--	--
Net change in unrealized appreciation/depreciation of investments, futures contracts, options and translation of assets and liabilities in foreign currency	214,736,082	(330,025,697)	134,127,689

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	291,802,909	(521,631,211)	(20,569,741)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(8,452,275)	(11,865,492)	(17,013,289)
Class B Shares	(5,387,595)	(7,003,156)	(10,687,101)
Class C Shares	(826,683)	(1,081,675)	(1,754,340)
Class F Shares	(587,732)	(849,938)	(1,347,195)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,254,285)	(20,800,261)	(30,801,925)

Share Transactions:
Proceeds from sale of shares	143,337,646	134,406,476	298,666,505
Net asset value of shares issued to shareholders in payment of distributions declared	13,299,976	17,806,777	26,416,163
Cost of shares redeemed	(301,132,150)	(566,995,470)	(706,800,602)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(144,494,528)	(414,782,217)	(381,717,934)

Change in net assets	132,054,096	(957,213,689)	(433,089,600)

Net Assets:
Beginning of period	1,229,170,446	2,186,384,135	2,619,473,735

End of period (including undistributed net investment income and distributions in excess of net investment income of $4,776,175, $2,337,610, and (656,294), respectively)	$1,361,224,542	$1,229,170,446	$2,186,384,135

1 The Fund has changed its fiscal year end from March 31 to November 30.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2003

1. ORGANIZATION

Federated Equity Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares. The investment objective of the Fund is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Domestic and foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available, if unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time o f purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Repurchase Agreements

It its the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the period ended November 30, 2003, the Fund had no realized gain (loss) on futures contracts.

At November 30, 2003, the Fund had no outstanding futures contracts.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended November 30, 2003, the Fund had no realized gain (loss) on written options.

At November 30, 2003, the Fund had no outstanding written options.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$7,389,980	$7,551,800

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2003, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At November 30, 2003, par value shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Period Ended 11/30/2003[1]		Year Ended March 31,
			2003		2002
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,011,405	$108,078,027	6,575,081	$88,716,880	9,505,908	$160,426,619
Shares issued to shareholders in payment of distributions declared	535,109	7,577,806	776,109	10,385,760	876,361	14,595,425
Shares redeemed	(12,539,548)	(172,378,480)	(17,810,929)	(240,358,727)	(18,481,967)	(308,067,120)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,993,034)	$(56,722,647)	(10,459,739)	$(141,256,087)	(8,099,698)	$(133,045,076)

	Period Ended 11/30/2003[1]		Year Ended March 31,
			2003		2002
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,341,717	$19,032,988	1,849,297	$25,427,464	4,086,412	$69,156,653
Shares issued to shareholders in payment of distributions declared	329,165	4,655,394	453,160	6,002,374	562,332	9,365,295
Shares redeemed	(6,732,049)	(95,272,852)	(18,496,338)	(250,845,974)	(15,554,524)	(257,571,775)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(5,061,167)	$(71,584,470)	(16,193,881)	$(219,416,136)	(10,905,780)	$(179,049,827)

	Period Ended 11/30/2003[1]		Year Ended March 31,
			2003		2002
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	498,458	$6,841,675	684,713	$9,165,731	1,322,355	$23,107,177
Shares issued to shareholders in payment of distributions declared	43,561	616,400	58,377	773,942	82,677	1,382,272
Shares redeemed	(1,399,202)	(19,584,388)	(3,381,204)	(46,212,067)	(4,371,610)	(73,564,394)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(857,183)	$(12,126,313)	(2,638,114)	$(36,272,394)	(2,966,578)	$(49,074,945)

	Period Ended 11/30/2003[1]
			Year Ended March 31,
			2003		2002
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	667,819	$9,384,956	842,981	$11,096,401	2,665,751	$45,976,056
Shares issued to shareholders in payment of distributions declared	31,753	450,376	48,195	644,701	64,291	1,073,171
Shares redeemed	(981,632)	(13,896,430)	(2,205,565)	(29,578,702)	(3,957,272)	(67,597,313)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(282,060)	$(4,061,098)	(1,314,389)	$(17,837,600)	(1,227,230)	$(20,548,086)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,193,444)	$(144,494,528)	(30,606,123)	$(414,782,217)	(23,199,286)	$(381,717,934)

1 The Fund changed its fiscal year end from March 31 to November 30.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency.

For the period ended November 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Loss
$801	$(801)

Net investment income, net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended November 30, 2003 and the years ended March 31, 2003 and 2002 was as follows:

	Period Ended 11/30/2003	Year Ended March 31,
		2003	2002
Ordinary income[1]	$15,254,285	$20,800,261	$30,801,925

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$4,776,174
Net unrealized appreciation	$159,697,053
Capital loss carryforward	$473,166,846

The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the tax deferral of losses on wash sales.

At November 30, 2003, the cost of investments for federal tax purposes was $1,209,998,887. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $159,696,576. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $195,145,066 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,448,490.

At November 30, 2003, the Fund had a capital loss carryforward of $473,166,846, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$318,431,224
2010	$125,726,830
2011	$ 29,008,792

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $855,730 for the period.

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the period ended November 30, 2003, the fees paid to FAS and FServ were $87,106 and $593,569, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, Class C and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the period ended November 30, 2003, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the period ended November 30, 2003, FSC the principal distributor retained $136,660 in sales charges from the sale of Class A Shares. FSC also retained $1,174 of contingent deferred sales charges relating to redemptions of Class A Shares and $1,425 relating to redemptions of Class C Shares and $1,899 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Expense Reduction

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the period ended November 30, 2003, the Fund's expenses were reduced by $218,663 under these arrangements.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the period ended November 30, 2003, were as follows:

Purchases	$542,583,191
Sales	$674,083,339

7. OTHER

The Fund's Adviser made a voluntary contribution to the Fund of $9,304 for losses on investments inadvertently purchased by the Fund.

8. LEGAL PROCEEDINGS

In October, 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respectiv e counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the period ended November 30, 2003, the Fund did not designate any long-term capital gain dividends.

For the period ended November 30, 2003 100% of the distributions from net investment income paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FEDERATED EQUITY INCOME FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Equity Income Fund, Inc. (the "Fund") as of November 30, 2003, and the related statements of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Equity Income Fund, Inc. at November 30, 2003, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

Boston, Massachusetts
January 12, 2004

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak& #174; Family of Funds-- seven portfolios and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: June 1986

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: June 1986

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: June 1986

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1985	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd; Senior Managing Director and Portfolio Manager, Prudential Investments.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

[Logo of Federated Investors]

Federated Equity Income Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313915100
Cusip 313915209
Cusip 313915308
Cusip 313915407

8042506 (1/04)

Federated is a registered mark of Federated Investors, Inc.
2004 ©Federated Investors, Inc.

Item 2.     Code of Ethics

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards  for  Investment  Companies - Ethical
Standards for Principal  Executive and Financial  Officers") that applies to the registrant's  Principal Executive Officer and Principal  Financial Officer;  the
registrant's Principal Financial Officer also serves as the Principal Accounting
Officer.

The registrant  hereby  undertakes to provide any person,  without charge,  upon request,  a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400,  and ask for a copy of the Section 406
Standards for Investment  Companies - Ethical Standards for Principal  Executive
and Financial Officers.

Item 3.     Audit Committee Financial Expert

The  registrant's  Board has  determined  that each member of the Board's  Audit
Committee is an "audit committee financial expert," and that each such member is
"independent,"  for purposes of this Item. The Audit  Committee  consists of the following  Board members:  Thomas G. Bigley,  John T. Conroy,  Jr.,  Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Equity Income Fund,Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                (insert name and title)

Date            January 27, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 27, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 27, 2004